Supplemental Oil and Natural Gas Information (Unaudited) - Proved Reserves (Details) (Predecessor [Member])	12 Months Ended
	Dec. 31, 2013 MBoe acre	Dec. 31, 2012 MBoe stream acre	Dec. 31, 2011 stream MBoe
Reserve Quantities [Line Items]
Proved undeveloped reserves area, change in development strategy		20
Number of sales volume streams		3	2
Proved Developed and Undeveloped Reserves, Energy [Abstract]
Proved developed and undeveloped reserves, Beginning of year	32,600	48,774
Revisions of previous estimates	(3,844)	(24,608)
Extensions, discoveries and other additions	11,099	10,001
Divestitures	(7,603)
Purchases of minerals in place	6,044
Production	(1,683)	(1,567)
Proved developed and undeveloped reserves, End of year	36,613	32,600	48,774
Proved Developed Reserves, Energy [Abstract]
Proved developed reserves, Beginning of year	12,427	10,854
Proved developed reserves, End of year	14,636	12,427	10,854
Proved Undeveloped Reserves, Energy [Abstract]
Proved undeveloped reserves, Beginning of year	20,173	37,920
Proved undeveloped reserves, End of year	21,977	20,173	37,920
Oil [Member]
Proved Developed and Undeveloped Reserves, Volume [Abstract]
Proved developed and undeveloped reserves, Beginning of year	20,863	33,371
Revisions of previous estimates	(941)	(15,353)
Extensions, discoveries and other additions	6,301	3,885
Divestitures	(5,156)
Purchases of minerals in place	3,832
Production	(1,167)	(1,040)
Proved developed and undeveloped reserves, End of year	23,732	20,863
Proved Developed Reserves, Volume [Abstract]
Proved developed reserves, Beginning of year	7,730	7,550
Proved developed reserves, End of year	9,533	7,730
Proved Undeveloped Reserves, Volume [Abstract]
Proved undeveloped reserves, Beginning of year	13,133	25,821
Proved undeveloped reserves, End of year	14,199	13,133
NGLs [Member]
Proved Developed and Undeveloped Reserves, Volume [Abstract]
Proved developed and undeveloped reserves, Beginning of year	4,956	0
Revisions of previous estimates	(2,465)	391
Extensions, discoveries and other additions	3,440	4,829
Divestitures	0
Purchases of minerals in place	1,232
Production	(250)	(264)
Proved developed and undeveloped reserves, End of year	6,913	4,956
Proved Developed Reserves, Volume [Abstract]
Proved developed reserves, Beginning of year	1,723	0
Proved developed reserves, End of year	2,703	1,723
Proved Undeveloped Reserves, Volume [Abstract]
Proved undeveloped reserves, Beginning of year	3,233	0
Proved undeveloped reserves, End of year	4,210	3,233
Natural Gas [Member]
Proved Developed and Undeveloped Reserves, Volume [Abstract]
Proved developed and undeveloped reserves, Beginning of year	40,692	92,416
Revisions of previous estimates	(2,628)	(57,872)
Extensions, discoveries and other additions	8,151	7,724
Divestitures	(14,687)
Purchases of minerals in place	5,872
Production	(1,597)	(1,576)
Proved developed and undeveloped reserves, End of year	35,803	40,692
Proved Developed Reserves, Volume [Abstract]
Proved developed reserves, Beginning of year	17,847	19,825
Proved developed reserves, End of year	14,396	17,847
Proved Undeveloped Reserves, Volume [Abstract]
Proved undeveloped reserves, Beginning of year	22,845	72,591
Proved undeveloped reserves, End of year	21,407	22,845